STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES:
Net loss	$ (544,036)	$ (506,082)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	978
Stock issued for compensation and services	872	40,000
Option grants expense	54,483
Change in fair market value of derivative liability	(25,508)
Amortization of note payable discount	20,033
Change in operating assets and liabilities:
Accounts receivable (increase/decrease)	38,661	(149,797)
Inventory (increase/decrease)	37,090	(259,543)
Prepaid expenses (increase/decrease)	16,000	(8,500)
Other current assets (increase/decrease)	652	(25,000)
Accounts payable and accrued liabilities (increase/decrease)	113,091	(85,529)
Accrued interest	12,729
Unearned revenue (increase/decrease)	504	(7,688)
NET CASH USED IN OPERATING ACTIVITIES	(274,451)	(1,002,139)
FINANCING ACTIVITIES:
Proceeds from convertible notes payable	475,000
Proceeds from issuance of common stock for cash		1,000,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	475,000	1,000,000
NET INCREASE (DECREASE) IN CASH	200,549	(2,139)
CASH, Beginning of Period	39,987	213,156
CASH, End of Period	$ 240,536	$ 211,017